RESTATEMENT OF PREVIOUSLY ISSUED FINANCIAL STATEMENTS (Tables)	12 Months Ended
Dec. 31, 2020
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Schedule of financial statements of balance sheet, income statement

	As Previously Reported	Adjustments	As Restated
Balance sheet as of September 19, 2019 (audited)
Total Liabilities	$13,150,815	$23,999,950	$37,150,765
Class A Common Stock Subject to Possible Redemption	333,314,490	(23,999,950)	309,314,540
Class A Common Stock	248	240	488
Additional Paid-in Capital	5,002,945	988,003	5,990,948
Accumulated Deficit	(4,065)	(988,243)	(992,308)
Total Stockholders’ Equity	5,000,003	—	5,000,003
Number of Class A common stock subject to redemption	33,331,449	(2,399,995)	30,931,454

Balance sheet as of September 30, 2019 (unaudited)
Total Liabilities	$13,284,099	$23,829,000	$37,113,099
Class A Common Stock Subject to Possible Redemption	333,347,150	(23,829,000)	309,518,150
Class A Common Stock	248	238	486
Additional Paid-in Capital	4,970,285	817,055	5,787,340
(Accumulated Deficit) Retained Earnings	28,595	(817,293)	(788,698)
Total Stockholders’ Equity	5,000,003	—	5,000,003
Number of Class A common stock subject to redemption	33,334,715	(2,382,900)	30,951,815

Balance sheet as of December 31, 2019 (audited)
Total Liabilities	$13,768,244	$20,947,150	$34,715,394
Class A Common Stock Subject to Possible Redemption	334,219,360	(20,947,150)	313,272,210
Class A Common Stock	239	209	448
Additional Paid-in Capital	4,098,084	(2,064,767)	2,033,317
Retained Earnings	900,810	2,064,558	2,965,368
Total Stockholders’ Equity	5,000,008	—	5,000,008
Number of Class A common stock subject to redemption	33,421,936	(2,094,715)	31,327,221

Balance sheet as of March 31, 2020 (unaudited)
Total Liabilities	$14,063,126	$16,653,150	$30,716,276
Class A Common Stock Subject to Possible Redemption	335,035,050	(16,653,150)	318,381,900
Class A Common Stock	231	166	397
Additional Paid-in Capital	3,282,402	(6,358,723)	(3,076,321)
Retained Earnings	1,716,495	6,358,557	8,075,052
Total Stockholders’ Equity	5,000,003	—	5,000,003
Number of Class A common stock subject to redemption	33,503,505	(1,665,315)	31,838,190

Balance sheet as of June 30, 2020 (unaudited)
Total Liabilities	$14,082,333	$30,863,750	$44,946,083
Class A Common Stock Subject to Possible Redemption	334,879,810	(30,863,750)	304,016,060
Class A Common Stock	232	309	541
Additional Paid-in Capital	3,437,641	7,851,734	11,289,375
(Accumulated Deficit) Retained Earnings	1,561,255	(7,852,043)	(6,290,788)
Total Stockholders’ Equity	5,000,003	—	5,000,003
Number of Class A common stock subject to redemption	33,487,981	(3,086,375)	30,401,606

Balance sheet as of September 30, 2020 (unaudited)
Total Liabilities	$13,252,231	35,173,100	48,425,331
Class A Common Stock Subject to Possible Redemption	334,703,480	(35,173,100)	299,530,380
Class A Common Stock	234	352	586
Additional Paid-in Capital	3,613,969	12,161,041	15,775,010
(Accumulated Deficit) Retained Earnings	1,384,926	(12,161,393)	(10,776,467)
Total Stockholders’ Equity	5,000,004	—	5,000,004
Number of Class A common stock subject to redemption	33,470,348	(3,517,310)	29,953,038

Balance sheet as of December 31, 2020 (audited)
Total Liabilities	$17,639,744	$77,419,100	$95,058,844
Class A Common Stock Subject to Possible Redemption	329,968,280	(77,419,100)	252,549,180
Class A Common Stock	281	775	1,056
Additional Paid-in Capital	8,349,122	54,406,617	62,755,739
Accumulated Deficit	(3,350,275)	(54,407,392)	(57,757,667)
Total Stockholders’ Equity	5,000,003	—	5,000,003
Number of Class A common stock subject to redemption	32,996,828	(7,741,910)	25,254,918

Three months ended September 30, 2019 (unaudited)
Net income (loss)	$29,595	$(817,293)	$(787,698)
Weighted average shares outstanding of Class A and Class B non-redeemable common stock	8,855,652	—	8,855,652
Basic and diluted net loss per share, Class A and Class B non-redeemable common stock	0.00	(0.10)	(0.10)

Period from April 5, 2019 (inception) to September 30, 2019 (unaudited)
Net income (loss)	$28,595	$(817,293)	$(788,698)
Weighted average shares outstanding of Class A and Class B non-redeemable common stock	8,804,607	—	8,804,607
Basic and diluted net loss per share, Class A and Class B non-redeemable common stock	0.00	(0.10)	(0.10)

Period from April 5, 2019 (inception) to December 31, 2019 (audited)
Net income (loss)	$900,810	$2,064,558	$2,965,368
Weighted average shares outstanding of Class A and Class B non-redeemable common stock	9,062,000	—	9,062,000
Basic and diluted net loss per share, Class A and Class B non-redeemable common stock	(0.03)	0.23	0.20

Three months ended March 31, 2020 (unaudited)
Net income (loss)	$815,685	4,294,000	$5,109,685
Weighted average shares outstanding of Class A and Class B non-redeemable common stock	9,560,000	—	9,560,000
Basic and diluted net loss per share, Class A and Class B non-redeemable common stock	(0.02)	0.45	0.43

Three months ended June 30, 2020 (unaudited)
Net income (loss)	$(155,240)	(9,916,600)	$(10,071,840)
Weighted average shares outstanding of Class A and Class B non-redeemable common stock	9,560,000	—	9,560,000
Basic and diluted net loss per share, Class A and Class B non-redeemable common stock	(0.02)	(1.04)	(1.06)

Six months ended June 30, 2020 (unaudited)
Net income (loss)	$660,445	$(9,916,600)	$(9,256,155)
Weighted average shares outstanding of Class A and Class B non-redeemable common stock	9,560,000	—	9,560,000
Basic and diluted net loss per share, Class A and Class B non-redeemable common stock	(0.04)	(1.04)	(1.08)

Three months ended September 30, 2020 (unaudited)
Net income (loss)	(176,329)	(14,225,950)	(14,402,279)
Weighted average shares outstanding of Class A and Class B non-redeemable common stock	9,560,000	—	9,560,000
Basic and diluted net loss per share, Class A and Class B non-redeemable common stock	(0.02)	(1.49)	(1.51)

Nine months ended September 30, 2020 (unaudited)
Net income (loss)	$484,116	$(14,225,950)	$(13,741,834)
Weighted average shares outstanding of Class A and Class B non-redeemable common stock	9,560,000	—	9,560,000
Basic and diluted net loss per share, Class A and Class B non-redeemable common stock	(0.06)	(1.49)	(1.55)

Year ended December 31, 2020 (audited)
Net income (loss)	$(4,251,085)	$(56,471,950)	$(60,723,035)
Weighted average shares outstanding of Class A and Class B non-redeemable common stock	9,560,000	—	9,560,000
Basic and diluted net loss per share, Class A and Class B non-redeemable common stock	(0.56)	(5.90)	(6.46)